Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 133	$ 227	$ 13,966
Accounts receivable, net of allowance	8,770	10,046	4,452
Notes receivable		2,072	2,514
Inventory	3,963	5,753	5,308
Prepaid expenses and other current assets	1,636	1,695	7,262
Total current assets	14,502	19,793	33,502
Property and equipment, net	63,208	67,828	75,655
Goodwill	7,347	7,347	119,694
Intangible assets, net	9,624	11,001	120,994
Right-of-use assets - operating leases	10,865	10,990	13,060
Restricted cash	10,163	9,936	14,836
Inventory, net of current portion	12,844	16,657	22,949
Other long-term assets	287	337	376
Total assets	128,840	143,889	401,066
Current liabilities:
Accounts payable	15,400	14,144	5,810
Accrued expenses and other current liabilities	14,466	7,580	9,069
Accrued R&D software		3,500	7,333
Short-term debt - Yorkville ($17,223 at fair value and $16,623 unpaid principal balance at December 31, 2023 and $37,603 at fair value and $37,000 unpaid principal balance at December 31, 2022)		17,223	37,603
Short-term debt - unaffiliated (includes debt measured at fair value of $3,695 at September 30, 2024 and $17,223 at December 31, 2023, respectively)	3,695	19,331
Other short-term debt		2,108
Short-term debt - related party		1,419
Short-term debt - related parties - C.V. Starr and RWI		18,490
Short-term debt - related parties	38,915	19,909
Deferred revenue	3,693	2,834	2,273
Total current liabilities	76,169	67,298	62,088
Deferred revenue, net of current portion	2,639	3,186	2,219
Acquisition-related contingent consideration	1,606	1,606	105,945
Noncurrent lease liabilities - operating	26,451	26,177	27,985
Warrant liabilities	4,403	4,359	3,598
Deferred income tax liabilities	9	9	9
Other liabilities	283	294	321
Total liabilities	111,560	102,929	202,165
Commitments and contingencies (Note 9)
Stockholders’ equity
Preferred stock, value
Common stock, value	2	19	15
Additional paid-in capital	903,670	882,732	844,373
Accumulated other comprehensive loss	(2)		9
Accumulated deficit	(886,390)	(841,791)	(645,496)
Total stockholders’ equity	17,280	40,960	198,901
Total liabilities and stockholders’ equity	$ 128,840	143,889	$ 401,066
Previously Reported [Member]
Current assets:
Cash and cash equivalents		227
Accounts receivable, net of allowance		10,046
Notes receivable		2,072
Inventory		5,753
Prepaid expenses and other current assets		1,695
Total current assets		19,793
Property and equipment, net		67,828
Goodwill		7,347
Intangible assets, net		11,001
Right-of-use assets - operating leases		10,990
Restricted cash		9,936
Inventory, net of current portion		16,657
Other long-term assets		337
Total assets		143,889
Current liabilities:
Accounts payable		14,144
Accrued expenses and other current liabilities		7,580
Accrued R&D software		3,500
Short-term debt - unaffiliated (includes debt measured at fair value of $3,695 at September 30, 2024 and $17,223 at December 31, 2023, respectively)		19,331
Short-term debt - related parties		19,909
Deferred revenue		2,834
Total current liabilities		67,298
Deferred revenue, net of current portion		3,186
Acquisition-related contingent consideration		1,606
Noncurrent lease liabilities - operating		26,177
Warrant liabilities		4,359
Deferred income tax liabilities		9
Other liabilities		294
Total liabilities		102,929
Commitments and contingencies (Note 9)
Stockholders’ equity
Preferred stock, value
Common stock, value		2
Additional paid-in capital		882,749
Accumulated other comprehensive loss
Accumulated deficit		(841,791)
Total stockholders’ equity		40,960
Total liabilities and stockholders’ equity		$ 143,889